Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.18	31.12.17
Fund assets managed by UBS	342	339
Discretionary assets	999	1,052
Other invested assets	1,760	1,871
Total invested assets[1]	3,101	3,262
of which: double counts	213	209
Net new money[1]	59	106
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2018	2017
Total invested assets at the beginning of the year[1]	3,262	2,761
Net new money	59	106
Market movements[2]	(180)	322
Foreign currency translation	(35)	77
Other effects	(5)	(3)
of which: acquisitions / (divestments)	7	4
Total invested assets at the end of the year[1]	3,101	3,262
1 Includes double counts. 2 Includes interest and dividend income.

UBS AG
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.18	31.12.17
Fund assets managed by UBS	342	339
Discretionary assets	999	1,052
Other invested assets	1,760	1,871
Total invested assets[1]	3,101	3,262
of which: double counts	213	209
Net new money[1]	59	106
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2018	2017
Total invested assets at the beginning of the year[1]	3,262	2,761
Net new money	59	106
Market movements[2]	(180)	322
Foreign currency translation	(35)	77
Other effects	(5)	(3)
of which: acquisitions / (divestments)	7	4
Total invested assets at the end of the year[1]	3,101	3,262
1 Includes double counts. 2 Includes interest and dividend income.